UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05340
Name of Registrant: Vanguard New Jersey Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2018
Item 1: Schedule of Investments

New Jersey Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 28, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
New Jersey (98.8%)
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,876
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,495
Atlantic City NJ GO	5.000%	3/1/26 (15)	250	284
Atlantic City NJ GO	5.000%	3/1/32 (15)	750	840
Atlantic City NJ GO	5.000%	3/1/37 (15)	1,000	1,104
Atlantic City NJ GO	5.000%	3/1/42 (15)	1,250	1,371
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/28 (4)	3,000	3,430
Bayonne NJ GO	5.750%	7/1/19 (Prere.)	7,500	7,910
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	485
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,519
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	310
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/31	1,000	1,170
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/36	1,000	1,153
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid Waste
Project)	5.000%	10/1/27	4,100	4,640
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,640
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	3,809
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	3,805	4,124
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	4,970	5,373
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,692
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,074
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,607
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	13,780
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,742

New Jersey Long-Term Tax-Exempt Fund

Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,600	4,021
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,225	3,603
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/32	500	574
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/34	500	569
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/36	500	518
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/38	880	906
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/39	1,000	1,027
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,249
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,521
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	10,894
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	342
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	1,525	1,768
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	567
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/33	2,250	2,590
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,777
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/35	4,495	5,139
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	9,000	10,166
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	5,500	6,189
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,402
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,730
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,887
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,000	16,559
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,751
Fort Lee NJ Parking Authority Parking Revenue	5.000%	9/15/46	5,000	5,673
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	6,535	4,561
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	18,545	21,937
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/27 (15)	1,470	1,671

New Jersey Long-Term Tax-Exempt Fund

Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/27 (4)	1,500	1,736
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/28 (4)	1,500	1,726
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/29 (4)	1,500	1,719
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,383
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/30 (4)	1,200	1,369
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,179
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	1,979
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,530
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,331
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	2,028
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,642
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	1.040%	3/1/18	7,800	7,800
Gloucester Township NJ Municipal Utility
Authority Revenue	5.650%	3/1/18 (2)	375	375
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,500	6,185
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	7,916
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	5.750%	1/1/35	2,000	2,141
Hudson County NJ Improvement Authority Solid
Waste Systems Revenue	6.000%	1/1/40	3,000	3,224
Jersey City NJ GO	5.000%	11/1/31	510	593
Jersey City NJ GO	5.000%	11/1/33	415	481
Jersey City NJ GO	4.000%	11/1/34	2,000	2,122
Jersey City NJ GO	4.000%	11/1/35	1,155	1,221
Jersey City NJ GO	4.000%	11/1/36	1,765	1,862
Jersey City NJ GO	5.000%	11/1/37	1,000	1,146
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,755
Middlesex County NJ COP	4.000%	6/15/28	350	382
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	5.875%	8/1/18 (Prere.)	1,000	1,019
Monmouth County NJ Improvement Authority
Lease Revenue (Brookdale Community
College)	6.000%	8/1/18 (Prere.)	3,900	3,976
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,328
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	680
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	514
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	629
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	661
New Brunswick NJ Parking Authority Revenue	4.000%	9/1/37 (4)	2,000	2,040

New Jersey Long-Term Tax-Exempt Fund

New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	2,000	2,242
New Jersey Building Authority Revenue	4.000%	6/15/26 (Prere.)	395	440
New Jersey Building Authority Revenue	4.000%	6/15/30	605	610
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,191
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,724
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,204
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,624
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,351
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	13,930	14,805
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,650	5,164
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	7,150	7,910
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	2,375	2,591
New Jersey Economic Development Authority
Revenue	4.125%	6/15/26	2,500	2,559
New Jersey Economic Development Authority
Revenue	4.125%	6/15/27	2,750	2,808
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	5,000	5,706
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	9,000	10,212
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	5,475	6,204
New Jersey Economic Development Authority
Revenue	5.000%	6/15/33	3,500	3,741
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	6,000	6,470
New Jersey Economic Development Authority
Revenue	5.000%	6/15/34	3,000	3,195
New Jersey Economic Development Authority
Revenue	5.000%	6/15/35	1,800	1,911
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	10,000	10,575
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	4,250	4,447
New Jersey Economic Development Authority
Revenue	5.000%	6/15/42	5,000	5,238
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,152
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/27	1,000	1,093
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/28	1,000	1,086
New Jersey Economic Development Authority
Revenue (Biomedical Research Facilities)	5.000%	7/15/30	1,000	1,077
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,040

New Jersey Long-Term Tax-Exempt Fund

New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,731
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,491
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,171
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,146
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,499
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	4,130	4,236
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/25 (14)	5,360	6,013
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	2,025	2,282
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28 (15)	4,000	4,552
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	2,000	2,151
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/34	2,500	2,464
1 New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge) TOB
VRDO	1.240%	3/7/18	4,250	4,250
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,725
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	665	675
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	1,560	1,616
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/19 (Prere.)	7,705	8,086
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	4,065	4,266
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	8,395
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	810	846
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,202
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,760
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,329
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,300
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	3,008
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,186
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,441
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	324

New Jersey Long-Term Tax-Exempt Fund

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	400
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,696
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,500	2,685
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,612
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,678
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	1,916
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	5,000	5,344
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	6,105	6,712
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,166
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	5,000	5,315
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,054
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,000	5,294
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/28	6,465	7,414
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,520
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	7,500	7,917
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,301
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	3,815	3,958
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,754
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,395
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.750%	6/15/31	2,270	2,407
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,229
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,337
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,236
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,905
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,608
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	2,836
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,705
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,204

New Jersey Long-Term Tax-Exempt Fund

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	11,485	11,904
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	1.190%	3/7/18 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (Seeing Eye Inc. Project)	5.000%	6/1/32	2,295	2,653
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,083
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,152
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	6,025	6,346
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/38	700	735
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,595	7,897
New Jersey Economic Development Authority
Revenue (Jewish Community Foundation of
Metro West NJ Inc.) VRDO	1.270%	3/7/18 LOC	1,500	1,500
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/32	1,100	1,197
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/37	600	644
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Kean University Student
Housing Project)	5.000%	7/1/47	1,500	1,596
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,401
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/20 (Prere.)	1,440	1,559
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/20 (Prere.)	1,160	1,266
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/20 (Prere.)	8,280	9,056
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/42 (4)	10,000	11,067

New Jersey Long-Term Tax-Exempt Fund

New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,709
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,123
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	13,000	13,706
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	1.000%	3/1/18	115	115
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	3,580	3,697
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,130
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/29	750	843
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,038
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,292
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,372
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,733
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	4/24/18 (Prere.)	1,000	1,005
New Jersey Educational Facilities Authority
Revenue (Georgian Court University)	5.000%	4/24/18 (Prere.)	1,000	1,005
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,641
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/19 (Prere.)	2,980	3,138
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/19 (Prere.)	12,500	13,209
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/27 (4)	885	1,007
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/28	2,500	2,894
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/29	2,500	2,882
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	2,870
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	8,285	9,472
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	5,525
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,549
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	75	85
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,236

New Jersey Long-Term Tax-Exempt Fund

New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,338
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,278
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	8,877
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,377
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,090
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,061
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	5,618
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/31	5,800	6,920
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	5,100	6,066
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	3,000	3,568
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	8,335	9,816
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/36	4,975	5,846
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,282
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,572
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,647
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,727
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/33 (4)	2,500	2,858
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/34 (4)	2,500	2,843
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,245
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,360
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,591
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/27 (4)	2,050	2,366
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/30 (4)	565	643
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,301
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	478
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,109
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	941
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,445	1,591

New Jersey Long-Term Tax-Exempt Fund

New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,225	1,351
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/42	2,900	3,239
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,644
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	4.000%	7/1/47	6,000	6,037
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/29	1,320	1,516
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/32	1,730	1,967
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/33	1,230	1,392
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/34	1,340	1,507
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/42	2,000	2,224
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/47	1,750	1,938
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/28	3,000	3,359
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/30	4,000	4,442
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/31	4,150	4,593
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	2,890	3,190
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	1,475	1,622
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,641
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,331
New Jersey Educational Facilities Authority
Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	1,838
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/41	3,000	3,248
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	69
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	7,771
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/30 (15)	1,000	1,138
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,424
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/37 (4)	1,450	1,637
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/42 (4)	1,750	1,962
New Jersey GO	5.000%	6/1/28	2,180	2,444
New Jersey GO	5.000%	6/1/29	4,955	5,525
New Jersey GO	5.000%	6/1/31	4,000	4,424
New Jersey GO	5.000%	6/1/31	4,590	5,086
New Jersey GO	5.000%	6/1/32	2,760	3,051

New Jersey Long-Term Tax-Exempt Fund

New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	11,817
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,085	5,356
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21 (Prere.)	1,500	1,704
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	95	96
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/28	750	860
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/29	1,010	1,155
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30	500	569
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31	300	341
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41	16,050	16,157
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,730	24,533
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/18 (Prere.)	4,115	4,165
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/18 (Prere.)	560	567
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	2,025	2,147
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	2,170	2,299
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	1,335	1,416
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	1,330	1,410
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/25	2,000	2,219
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/26	2,225	2,456
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/27	1,310	1,456
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/27	3,635	3,996
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/32	2,000	2,191

New Jersey Long-Term Tax-Exempt Fund

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/34	1,280	1,318
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/36	5,000	5,105
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/27	1,335	1,571
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/28	6,095	7,145
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/29	4,885	5,696
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/31	2,335	2,700
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/35	4,000	4,566
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/37	6,755	7,676
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	2,500	2,835
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/39	5,000	5,652
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/52	3,000	3,316
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/57	3,000	3,316
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.250%	7/1/57	4,000	4,530
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,315	3,496
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/31	2,505	2,631
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/31	700	772
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/32	800	881
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/33	1,615	1,774

New Jersey Long-Term Tax-Exempt Fund

New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/34	1,415	1,551
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,369
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/35	2,500	2,811
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/36	2,365	2,653
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/37	2,000	2,239
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/42	3,000	3,333
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/47	13,805	13,858
1 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group) TOB VRDO	1.240%	3/7/18	8,975	8,975
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,090	5,818
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/30	5,000	5,660
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/33	2,220	2,492
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/34	2,725	3,050
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	4.000%	7/1/41	3,700	3,729
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/46	2,000	2,199
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/22 (Prere.)	1,750	1,972
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/27	1,000	1,154
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,260
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	2,959
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	3,738

New Jersey Long-Term Tax-Exempt Fund

New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,439
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	5,466
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	1/1/20 (Prere.)	5,500	5,822
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,121
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,405
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,338
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,070	7,909
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,857
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,393
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,010	9,025
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/31	7,500	8,464
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/33	5,000	5,612
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/43	22,400	24,694
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,183
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/21 (Prere.)	2,000	2,197
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	5,260	5,884
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	2,330	2,606
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/28	1,500	1,659

New Jersey Long-Term Tax-Exempt Fund

New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,335	1,467
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,100	1,204
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/31	1,200	1,309
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/34	2,075	2,048
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/35	3,185	3,432
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/36	1,000	1,075
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/41	9,510	10,150
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	10,035	9,435
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke's Warren
Hospital Obligated Group)	4.500%	8/15/43	5,800	5,904
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter's University
Hospital Obligated Group)	6.250%	7/1/35	1,750	1,879
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/27	1,165	1,310
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/28	1,000	1,119
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/29	2,875	3,204
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	800	888
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	2,745	3,049
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,283
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,208
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,861
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	4,170	4,283
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	8,709

New Jersey Long-Term Tax-Exempt Fund

New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,535
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,459
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,322
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,656
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,161
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,355
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.000%	3/1/18 LOC	4,800	4,800
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	2,665	2,783
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	820	857
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	795	830
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,175	7,466
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.290%	3/7/18	2,000	2,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	976
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	2,994
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	1,575	1,606
New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	460	519
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,040	1,141
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,745
New Jersey Institute of Technology Revenue	5.000%	7/1/42	4,810	5,247
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,158
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,195
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	2,000	2,072
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	2,000	2,112
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,900	8,752
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	6,150	6,790
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	5,685	6,246
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	8,020	8,764
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	4,750	4,788
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	4,500	4,827
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	4,820	5,147
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/31	1,500	1,604

New Jersey Long-Term Tax-Exempt Fund

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	10,000	10,551
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	4,500	4,739
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	600	243
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	2,850	2,949
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	6,575	6,831
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	11,000
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,400	5,753
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,700	8,173
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	3,585	3,692
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/45	1,000	1,039
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,385	5,591
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	1,803
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,287
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	3,135
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	5,515	3,824
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,387
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,285
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,556
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	14,380	8,964
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,955	2,465
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	755	471
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	2,953
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	16,970	10,530
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,253
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,722
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,417
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	11,860	6,327
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	4,190	2,266

New Jersey Long-Term Tax-Exempt Fund

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	8,275	8,787
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	150	76
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	995	504
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	34,280	18,487
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,398
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,439
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	60	27
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,515	3,860
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	385	422
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	150	64
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,156
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	6,710	2,722
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	85	33
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,265	486
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,645	5,708
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,225	2,271
2 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,093
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,459
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	230	80
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	8,000	8,424
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	15,535	16,095
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	1,225	1,261
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	2,275	2,343
New Jersey Turnpike Authority Revenue	5.250%	1/1/19 (Prere.)	10,000	10,320
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	6,400	6,798
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	10,355	11,692
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	5,395	6,080
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	2,800	3,281
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,000	2,333
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,499
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,457
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,100	3,596
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,075	3,460
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	15	17
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,250	1,443

New Jersey Long-Term Tax-Exempt Fund

New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,366
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	5,000	5,223
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	4,000	4,596
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	10	11
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,020	3,382
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	5,696
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,077
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	4,000	4,543
New Jersey Turnpike Authority Revenue	4.000%	1/1/36	650	674
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,845	4,390
New Jersey Turnpike Authority Revenue	4.000%	1/1/37	2,500	2,584
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	9,660	11,003
New Jersey Turnpike Authority Revenue	5.000%	1/1/40	2,660	3,015
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	15,000	15,330
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	3,200	3,508
New Jersey Turnpike Authority Revenue	4.000%	1/1/45	3,000	3,059
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	14,360	15,915
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.190%	3/7/18	4,170	4,170
1 New Jersey Turnpike Authority Revenue TOB
VRDO	1.240%	3/7/18	6,665	6,665
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.000%	1/1/37	8,500	8,863
Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/34	1,000	1,134
Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/35	1,200	1,360
Passaic County NJ Improvement Authority
Revenue (200 Hospital Plaza Corp. Project)	5.000%	5/1/42	2,500	2,777
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,574
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,509
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,020	4,686
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/30	3,000	3,479
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	7,947
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	2,000	2,322
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/36	5,000	5,791
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,629
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	2,500	2,586
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	4,000	4,542
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/47	3,555	4,063
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	5,250	5,953

New Jersey Long-Term Tax-Exempt Fund

Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,513
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	3,000	3,386
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	12,405	14,343
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,418
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,295
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,484
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,500
Rutgers State University New Jersey Revenue	5.000%	5/1/30	7,655	8,822
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,602
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	7,792
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,000	3,324
Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	15,813
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	15,056
Rutgers State University New Jersey Revenue
VRDO	1.000%	3/1/18	12,200	12,200
South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	1,690	1,777
South Jersey NJ Port Corp. Revenue	5.000%	1/1/49	2,500	2,687
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,309
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,293
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,101
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,421
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,498
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,240
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	4,250	4,637
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	2,050	2,229
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	450	498
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,420
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	8,175	2,289
Trenton NJ GO	5.000%	7/15/37 (4)	1,055	1,169
Trenton NJ GO	5.000%	7/15/40 (4)	500	551
Union County NJ Improvement Authority Lease
Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,489
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	1.070%	3/1/18	2,000	2,000
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,365
				2,061,218

New Jersey Long-Term Tax-Exempt Fund

Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	2,200	2,367
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	3,000	3,275
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,234
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,462
				8,338
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	883

Total Tax-Exempt Municipal Bonds (Cost $2,030,114)				2,070,439
Total Investments (99.3%) (Cost $2,030,114)				2,070,439
Other Assets and Liabilities-Net (0.7%)				15,512
Net Assets (100%)				2,085,951

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $27,295,000, representing 1.3% of net assets.
2 Securities with a value of $724,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	182	38,669	(8)
30-Year U.S. Treasury Bond	June 2018	40	5,738	2
Ultra-Long U.S. Treasury Bond	June 2018	38	5,923	50
				44

Short Futures Contracts
10-Year U.S. Treasury Note	June 2018	(227)	(27,251)	21
5-Year U.S. Treasury Note	June 2018	(37)	(4,215)	6

				27
				71

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New Jersey Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).

New Jersey Long-Term Tax-Exempt Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of February 28, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,070,439	—
Futures Contracts—Assets[1]	83	—	—
Futures Contracts—Liabilities[1]	(54)	—	—
Total	29	2,070,439	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

New Jersey Long-Term Tax-Exempt Fund

imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2018, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

D. At February 28, 2018, the cost of investment securities for tax purposes was $2,031,037,000. Net unrealized appreciation of investment securities for tax purposes was $39,402,000, consisting of unrealized gains of $55,253,000 on securities that had risen in value since their purchase and $15,851,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard New Jersey Municipal Money Market Fund

Schedule of Investments (unaudited)
As of February 28, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
New Jersey (99.2%)
Bergen County NJ Improvement Authority Multi-
Family Housing Revenue (Kentshire
Apartments Project) VRDO	1.040%	3/7/18 LOC	17,300	17,300
Bergenfield NJ BAN	2.500%	2/28/19	9,300	9,380
Burlington County NJ BAN	5.000%	5/14/18	15,000	15,117
Burlington County NJ Bridge Commission
Revenue	2.000%	4/24/18	14,000	14,018
Burlington County NJ Bridge Commission
Revenue	2.000%	4/24/18	5,265	5,271
Burlington County NJ Bridge Commission
Revenue (Lutheran Home at Moorestown
Project) VRDO	1.070%	3/7/18 LOC	2,160	2,160
Cherry Hill Township NJ BAN	2.500%	6/7/18	6,907	6,933
Cherry Hill Township NJ BAN	3.000%	10/16/18	10,000	10,121
Clifton NJ BAN	2.250%	10/4/18	5,000	5,035
Cranford Township NJ BAN	2.000%	5/18/18	9,500	9,518
Delaware River & Bay Authority New Jersey
Revenue VRDO	1.100%	3/7/18 LOC	5,200	5,200
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	1.070%	3/7/18 LOC	23,335	23,335
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	1.070%	3/7/18 LOC	23,315	23,315
Denville Township NJ BAN	2.250%	10/10/18	3,291	3,312
East Hanover Township NJ BAN	2.000%	8/17/18	5,000	5,020
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project)
VRDO	1.090%	3/7/18 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
MetroWest Inc. Project) VRDO	1.220%	3/7/18 LOC	9,615	9,615
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	1.080%	3/7/18 LOC	17,115	17,115
Fort Lee NJ BAN	2.500%	11/9/18	1,010	1,019
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	1.040%	3/1/18	10,600	10,600
Haddonfield NJ BAN	2.500%	6/22/18	5,000	5,021
Hoboken NJ BAN	3.000%	3/12/18	1,930	1,931
Hudson County NJ BAN	3.000%	12/12/18	5,084	5,143
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	1.050%	3/7/18 LOC	19,250	19,250
1 Hudson County NJ Improvement Authority
Lease Revenue (Hudson County Vocational-
Technical Schools Project) TOB VRDO	1.130%	3/7/18	4,875	4,875
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	4/5/18	4,648	4,653
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	6/15/18	5,100	5,115

Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	10/18/18	5,747	5,787
Lawrence Township NJ BAN	2.000%	7/20/18	10,000	10,033
Mahwah Township NJ BAN	2.000%	8/3/18	7,625	7,654
Mercer County NJ BAN	2.000%	8/28/18	15,000	15,060
Middlesex County NJ BAN	2.000%	6/13/18	10,000	10,030
Monmouth County NJ GO	5.000%	7/15/18	5,960	6,043
Monmouth County NJ GO	5.000%	7/15/18	2,160	2,189
Monroe Township NJ BAN	2.000%	6/13/18	5,000	5,013
Morris Plains NJ BAN	2.250%	6/29/18	5,400	5,420
Mount Laurel Township NJ BAN	2.000%	3/7/18	9,100	9,101
Mount Laurel Township NJ BAN	2.000%	3/7/18	7,690	7,691
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	1.060%	3/7/18 LOC	14,900	14,900
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	1.080%	3/5/18	5,545	5,545
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	1.070%	3/7/18 LOC	18,700	18,700
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	1.070%	3/1/18	6,200	6,200
1 New Jersey Economic Development Authority
Revenue TOB VRDO	1.120%	3/7/18 LOC	45,000	45,000
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	1.000%	3/1/18	15,985	15,985
New Jersey Economic Development Authority
Revenue(Trustees of the Lawrenceville
School Project) VRDO	1.000%	3/1/18	23,200	23,200
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	3,720	3,767
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	2,220	2,247
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	8,380	8,484
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	1.020%	3/7/18	5,500	5,500
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	1.020%	3/7/18	7,800	7,800
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	1,000	1,014
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	1.100%	3/7/18	8,435	8,435
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	1.110%	3/7/18	4,330	4,330
1 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	1.120%	3/7/18	3,330	3,330
New Jersey Environmental Infrastructure Trust
Revenue	4.000%	9/1/18 (Prere.)	1,700	1,723
1 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	1.120%	3/7/18	4,530	4,530
New Jersey Health Care Facilities Finance
Authority (Community Hospital Group Inc.)
VRDO	1.170%	3/7/18 LOC	1,200	1,200

New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	1.100%	3/7/18 LOC	30,700	30,700
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	1.100%	3/7/18 LOC	28,710	28,710
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health) VRDO	1.040%	3/7/18 LOC	15,220	15,220
1 New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health) TOB VRDO	1.140%	3/7/18 (12)(Prere.)	9,045	9,045
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health) VRDO	1.100%	3/7/18 LOC	14,140	14,140
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	1,000	1,023
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	1.070%	3/7/18 LOC	9,000	9,000
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	1.070%	3/7/18 LOC	15,525	15,525
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	1.120%	3/7/18 LOC	8,540	8,540
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	1.120%	3/7/18 LOC	12,595	12,595
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	1.050%	3/7/18 LOC	6,750	6,750
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	1.070%	3/7/18 LOC	13,710	13,710
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	1.120%	3/7/18 LOC	13,910	13,910
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.000%	3/1/18 LOC	2,700	2,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.090%	3/7/18 LOC	49,545	49,545
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.090%	3/7/18 LOC	800	800
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.110%	3/7/18	2,865	2,865
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.160%	3/7/18	23,445	23,445
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.070%	3/7/18 LOC	49,545	49,545
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.090%	3/7/18 LOC	6,515	6,515
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.100%	3/7/18 LOC	38,290	38,290
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.160%	3/7/18 LOC	5,000	5,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.090%	3/7/18	10,885	10,885

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.130%	3/7/18	26,250	26,250
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.140%	3/7/18	900	900
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	1.150%	3/7/18	8,000	8,000
1 New Jersey TRAN TOB VRDO	1.120%	3/7/18 LOC	55,000	55,000
North Brunswick Township NJ BAN	2.000%	7/25/18	2,445	2,451
Ocean City NJ BAN	2.000%	6/14/18	5,000	5,014
Pequannock Township NJ BAN	2.250%	7/20/18	4,980	4,996
Piscataway Township NJ GO	3.000%	12/14/18	5,000	5,054
Port Authority of New York & New Jersey
Revenue CP	1.120%	3/1/18	8,520	8,520
Port Authority of New York & New Jersey
Revenue CP	1.050%	3/6/18	11,815	11,815
Port Authority of New York & New Jersey
Revenue CP	1.200%	3/21/18	14,890	14,890
Port Authority of New York & New Jersey
Revenue CP	1.180%	4/4/18	8,945	8,945
Port Authority of New York & New Jersey
Revenue CP	1.290%	4/5/18	6,285	6,285
Port Authority of New York & New Jersey
Revenue CP	1.100%	4/12/18	7,675	7,675
Port Authority of New York & New Jersey
Revenue CP	1.180%	4/25/18	6,285	6,285
Port Authority of New York & New Jersey
Revenue CP	1.380%	5/2/18	5,000	5,000
Port Authority of New York & New Jersey
Revenue CP	1.240%	5/9/18	5,860	5,860
Port Authority of New York & New Jersey
Revenue CP	1.230%	5/17/18	8,900	8,900
Port Authority of New York & New Jersey
Revenue CP	1.170%	5/24/18	13,670	13,670
Port Authority of New York & New Jersey
Revenue CP	1.280%	6/7/18	4,415	4,415
Port Authority of New York & New Jersey
Revenue CP	1.360%	8/16/18	2,000	2,000
Port Authority of New York & New Jersey
Revenue CP	1.390%	9/7/18	5,055	5,055
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.110%	3/7/18	3,750	3,750
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.110%	3/7/18	2,400	2,400
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.110%	3/7/18	2,470	2,470
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.120%	3/7/18	1,170	1,170
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.120%	3/7/18	3,500	3,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.140%	3/7/18	2,100	2,100
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.150%	3/7/18	1,000	1,000

1 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.170%	3/7/18	2,385	2,385
Readington Township NJ BAN	1.500%	5/1/18	6,278	6,280
Roseland NJ BAN	2.000%	5/8/18	6,284	6,293
Rutgers State University New Jersey CP	1.030%	3/1/18	13,049	13,049
Rutgers State University New Jersey Revenue	5.000%	5/1/18	1,000	1,006
1 Rutgers State University New Jersey Revenue
TOB VRDO	1.100%	3/7/18	5,740	5,740
1 Rutgers State University New Jersey Revenue
TOB VRDO	1.100%	3/7/18	2,315	2,315
1 Rutgers State University New Jersey Revenue
TOB VRDO	1.100%	3/7/18	4,035	4,035
1 Rutgers State University New Jersey Revenue
TOB VRDO	1.120%	3/7/18	11,780	11,780
1 Rutgers State University New Jersey Revenue
TOB VRDO	1.120%	3/7/18	6,700	6,700
1 Rutgers State University New Jersey Revenue
TOB VRDO	1.120%	3/7/18 (Prere.)	6,335	6,335
1 Rutgers State University New Jersey Revenue
TOB VRDO	1.130%	3/7/18	14,800	14,800
Secaucus NJ BAN	2.000%	8/10/18	4,627	4,646
Secaucus NJ BAN	2.250%	10/19/18	6,500	6,547
Somerset County NJ BAN	2.250%	9/18/18	10,000	10,070
Summit NJ BAN	2.000%	4/6/18	11,578	11,588
Sussex County NJ GO	2.000%	6/27/18	7,300	7,321
Union County NJ BAN	2.250%	6/22/18	20,000	20,069
Union County NJ GO	3.000%	3/1/18	2,215	2,215
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	1.040%	3/1/18	15,815	15,815
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	1.070%	3/1/18	16,800	16,800
1 Union County NJ Utilities Authority Revenue
TOB VRDO	1.090%	3/7/18	3,500	3,500
1 Union County NJ Utilities Authority Revenue
TOB VRDO	1.160%	3/7/18	8,815	8,815
Wall Township NJ BAN	2.250%	6/29/18	10,000	10,028
West Milford Township NJ BAN	3.000%	9/21/18	11,473	11,586
Woodbridge Township NJ BAN	2.000%	8/17/18	2,000	2,008
Woodbridge Township NJ BAN	2.500%	8/17/18	6,400	6,443
Total Investments (99.2%) (Cost $1,332,580)				1,332,580
Other Assets and Liabilities-Net (0.8%)				10,309
Net Assets (100%)				1,342,889

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate value of these securities was $243,650,000, representing 18.1% of net assets.

New Jersey Municipal Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).

New Jersey Municipal Money Market Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 28, 2018, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.